BUSINESS COMBINATIONS - Schedule of fair value of intangible assets (Details) R$ in Thousands	Jan. 03, 2020 BRL (R$)
Schedule of fair values of the identifiable assets and liabilities acquired as at the date of acquisition
Intangible assets acquired and recognized before the allocation of the fair value	R$ 291,235
Avon Products, Inc
Schedule of fair values of the identifiable assets and liabilities acquired as at the date of acquisition
Estimated fair value	5,555,577
Avon Products, Inc | Power brands
Schedule of fair values of the identifiable assets and liabilities acquired as at the date of acquisition
Estimated fair value	R$ 517,592
Estimated useful life	20 years
Avon Products, Inc | Developed technologies
Schedule of fair values of the identifiable assets and liabilities acquired as at the date of acquisition
Estimated fair value	R$ 1,131,573
Estimated useful life	5 years
Avon Products, Inc | Sales representatives
Schedule of fair values of the identifiable assets and liabilities acquired as at the date of acquisition
Estimated fair value	R$ 1,884,249
Avon Products, Inc | Sales representatives | Minimum
Schedule of fair values of the identifiable assets and liabilities acquired as at the date of acquisition
Estimated useful life	7 years
Avon Products, Inc | Sales representatives | Maximum
Schedule of fair values of the identifiable assets and liabilities acquired as at the date of acquisition
Estimated useful life	12 years
Avon Products, Inc | Trade name “Avon”
Schedule of fair values of the identifiable assets and liabilities acquired as at the date of acquisition
Estimated fair value with indefinite useful life	R$ 2,022,163